Annual Total Returns[BarChart] - Invesco Emerging Markets Sovereign Debt ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.27%	21.00%	(9.78%)	9.18%	1.99%	9.00%	9.44%	(6.15%)	17.47%	2.26%